13F-HR
3/31/01

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York April 16, 2001

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value total:	$138,671


List of Other Included Managers:

No.	13F File Number		Name



















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































Celanese AG

COM

2507639

5936

327600

SH



Sole



327600


Abercrombie and Fitch Co.

COM

002896207

10137

310000

SH



Sole



310000


Amgen Inc

COM

031162100

10804

179500

SH



Sole



179500


BE Aerospace Inc.

COM

073302101

3951

215000

SH



Sole



215000


Biogen Inc

COM

090597105

6489

102484

SH



Sole



102484


Chicago Bridge & Iron Co NV

COM

167250109

8317

350200

SH



Sole



350200


Citigroup Inc

COM

172967101

2249

50000

SH



Sole



50000


Coastcast

COM

19057T108

2134

200000

SH



Sole



200000


Comdisco Inc

COM

200336105

400

50000

SH



Sole



50000


Dell Computer Corp

COM

247025109

4178

162661

SH



Sole



162661


Devry Inc

COM

251893103

4613

153500

SH



Sole



153500


Ditech Communications Corp

COM

25500M103

1131

100000

SH



Sole



100000


Dow Chemical Co

COM

260543103

6314

200000

SH



Sole



200000


Fluor Corp

COM

343412102

890

20000

SH



Sole



20000


Flowserve Corporation

COM

34354P105

11220

50000

SH



Sole



50000


Gap Inc

COM

364760108

2373

100000

SH



Sole



100000


Goodyear Tire and Rubber Co

COM

382550101

9540

400000

SH



Sole



400000


Guidant Corporation

COM

401698105

2250

50000

SH



Sole



50000


Immunex Corp

COM

452528102

1002

70000

SH



Sole



70000


Inco Limited

COM

453258402

3559

240000

SH



Sole



240000


Magna Intl Inc. Class A

Sub-voting Cmn
559222401

4626

100000

SH



Sole



100000


Micron Technology

COM

595112103

6048

145620

SH



Sole



145620


Netia Holdings SA ADR

ADR

64114B104

772

95000

SH



Sole



95000


Nextel Communications

Class A

65332V103

575

40000

SH



Sole



40000


Nike Class B

Class B

654106103

6083

150000

SH



Sole



150000


Oxford Health Plans Inc

COM

691471106

3243

121250

SH



Sole



121250


SCI Systems Inc.

COM

783890106

3640

200000

SH



Sole



200000


Schlumberger Ltd

COM

806857108

2881

50000

SH



Sole



50000


Special Metals Corp

COM

847414103

1762

704700

SH



Sole



704700


Titanium Metals Corporation

COM

888339108

7466

825000

SH



Sole



825000


Whitehall Jewellers Inc

COM

965063100

2515

322800

SH



Sole



322800


Yahoo Inc

COM

984332106

1575

100000

SH



Sole



100000

